Segment Information (Details) - Schedule of Revenues and Noncurrent Assets - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Brazil [Member]
Segment Information (Details) - Schedule of Revenues and Noncurrent Assets [Line Items]
Net revenue	R$ 815,589	R$ 1,077,731	R$ 616,611
Non-current	1,260,255	925,019	865,060
Paraguay and Bolivia [Member]
Segment Information (Details) - Schedule of Revenues and Noncurrent Assets [Line Items]
Net revenue	87,783	90,406	46,341
Non-current	R$ 394,547	R$ 429,042	R$ 387,754